LEASES (Schedule of Future Lease Payments) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 220
2021	181
2022	57
Total future lease payments	458
Less imputed interest	(25)
Total lease liability balance	$ 433